Segment Reporting - Schedule of Property and Equipment, Net and Operating Lease Right-of-use Assets by Geographic Region (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, net and operating lease right-of-use assets	$ 7,816	$ 9,646
United States
Property, Plant and Equipment [Line Items]
Property and equipment, net and operating lease right-of-use assets	3,927	5,473
Canada
Property, Plant and Equipment [Line Items]
Property and equipment, net and operating lease right-of-use assets	3,432	3,730
Other countries
Property, Plant and Equipment [Line Items]
Property and equipment, net and operating lease right-of-use assets	457	443
Owned and Operated Advertising
Property, Plant and Equipment [Line Items]
Property and equipment, net and operating lease right-of-use assets	$ 7,816	$ 9,646